Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of anti dilutive shares

(in thousands)	Year Ended December 31, 2024	Period from March 15, 2023 to December 31, 2023
Stock options	1,627	985
Restricted stock units	558	821
Warrants	21,032	21,032
Total	23,217	22,838

Schedule of changes in fair value of the liabilities

Warrant liability - January 1, 2024	$1,683
Change in FV of derivative instruments	3,365
Warrant liability – December 31, 2024	$5,048

Warrant liability - March 15, 2023	$2,649
Change in FV of derivative instruments	4,714
FV of Warrants exchanged for Class A common stock (see Note 10 - Warrants)	(1,914)
FV of Warrants exercised for Class A common stock (see Note 10 - Warrants)	(766)
Warrant liability - December 31, 2023	$1,683

Schedule of valuation models

Inputs	June 30, 2024	December 31, 2024
Valuation method	Scenario based analysis	Scenario based analysis
Stock price	$2.67	$1.82
Equity dividend yield	0.00%	0.00%
Expected term (years)	3.00	2.42
Volatility	106.2%	100.8%
Discount rate	13.9%	11.8%
Risk free rate	4.57%	4.22%

Pre-Paid Purchase #2

Inputs	September 30, 2024	December 31, 2024
Valuation method	Scenario based analysis	Scenario based analysis
Stock price	$1.68	$1.82
Equity dividend yield	0.00%	0.00%
Expected term (years)	2.68	2.42
Volatility	106.2%	100.8%
Discount rate	11.6%	11.8%
Risk free rate	3.58%	4.22%

Pre-Paid Purchase #3

Inputs	December 9, 2024	December 31, 2024
Valuation method	Scenario based analysis	Scenario based analysis
Stock price	$2.25	$1.82
Equity dividend yield	0.00%	0.00%
Expected term (years)	2.48	2.42
Volatility	100.8%	100.8%
Discount rate	11.3%	11.8%
Risk free rate	4.07%	4.22%